SEGMENTED INFORMATION - Cash flows from discontinued operations (Details) - Closed Mines services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations
Net cash from operating activities	$ 3,274	$ 1,909
Net cash flows for the year	$ 3,274	$ 1,909